Eaton Vance

Missouri Municipal Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 96.5%

Security	Principal Amount (000’s omitted)	Value
Education — 6.1%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,250,570
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,082,500
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.02%, 3/1/40(1)	500	500,000
University of Missouri:
5.00%, 11/1/25	1,000	1,133,010
5.00%, 11/1/30	1,000	1,322,640

		$5,288,720

Electric Utilities — 2.6%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,093,050
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,151,430

		$2,244,480

Escrowed/Prerefunded — 1.2%
Metropolitan St. Louis Sewer District, MO, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,020,090

		$1,020,090

General Obligations — 33.2%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$920,167
Center School District No. 58, MO, 4.00%, 3/1/38	1,000	1,150,930
Excelsior Springs School District No. 40, MO, 5.00%, 3/1/39	820	1,043,007
Fenton Fire Protection District, MO:
4.00%, 3/1/37	400	456,944
4.00%, 3/1/38	500	570,520
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,200,430
Francis Howell R-III School District, MO:
4.00%, 3/1/30	1,500	1,769,175
4.00%, 3/1/31	750	879,292
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	1,051,636
Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,215,430
Hickman Mills C-1 School District, MO, 4.00%, 3/1/29	310	366,070
Independence School District, MO:
5.50%, 3/1/33	450	555,354
5.50%, 3/1/34	1,000	1,236,210
Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/37	1,500	1,781,205
Jefferson City School District, MO:
5.00%, 3/1/36	1,000	1,172,640
5.00%, 3/1/38	500	598,105
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,217,300

Security	Principal Amount (000’s omitted)	Value
Kansas City, MO:
3.125%, 2/1/39	$1,000	$1,080,360
5.00%, 2/1/32	450	555,485
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,099,640
Maplewood Richmond Heights School District, MO:
3.00%, 3/1/34	250	269,335
3.00%, 3/1/35	250	268,860
Moberly School District No. 81, MO:
4.00%, 3/1/31	225	268,387
4.00%, 3/1/32	200	234,584
Ozark R-VI School District, MO, 4.00%, 3/1/37	1,000	1,212,920
Platte County R-III School District, MO, 5.00%, 3/1/31	650	868,003
Raytown C-2 School District, MO, 5.00%, 3/1/39	1,000	1,251,640
Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,058,840
St. Charles School District, MO:
3.00%, 3/1/41	1,000	1,082,420
4.00%, 3/1/30	100	117,747
University City School District, MO:
0.00%, 2/15/32	1,000	836,950
0.00%, 2/15/33	1,000	818,270
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	725,072

		$28,932,928

Hospital — 18.0%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center):
5.00%, 6/1/37	$1,000	$1,023,600
5.00%, 6/1/39	1,000	1,159,980
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.15%, 1/1/32	1,000	1,073,530
5.00%, 1/1/30	1,000	1,094,300
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,104,910
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,452,912
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,008,990
Missouri Health and Educational Facilities Authority, (Lake Regional Health System):
4.00%, 2/15/35	390	471,912
4.00%, 2/15/36	580	699,869
4.00%, 2/15/51	1,000	1,149,590
5.00%, 2/15/27	225	271,856
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 6/1/53	1,500	1,732,980
5.00%, 11/15/47	1,000	1,206,720
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System):
4.00%, 11/15/33	1,480	1,655,395
4.00%, 11/15/42	500	552,705

		$15,659,249

Security	Principal Amount (000’s omitted)	Value
Housing — 3.8%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$880	$910,915
3.00%, 11/1/39	760	805,106
3.00%, 11/1/44	885	926,046
3.75%, 11/1/43	610	659,105

		$3,301,172

Industrial Development Revenue — 2.2%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,937,920

		$1,937,920

Insured-Education — 0.3%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$98,111
(AGM), 4.00%, 10/1/38	70	80,664
(AGM), 4.00%, 10/1/39	55	63,262

		$242,037

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$1,030,351
(NPFG), 5.25%, 7/1/34	215	234,144

		$1,264,495

Insured-General Obligations — 0.6%
Riverview Fire Protection District, MO, (BAM), 3.00%, 3/1/36	$515	$557,565

		$557,565

Insured-Lease Revenue/Certificates of Participation — 5.8%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$2,085,001
(AMBAC), 0.00%, 4/15/30	2,105	1,844,275
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	567,750
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	300	350,481
(BAM), 4.00%, 3/15/35	200	233,224

		$5,080,731

Insured-Special Tax Revenue — 3.4%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,002,060

		$3,002,060

Insured-Transportation — 2.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$395	$430,708
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,342,680

		$1,773,388

Lease Revenue/Certificates of Participation — 2.7%
St. Charles, MO, Certificates of Participation, 4.00%, 2/1/34	$1,000	$1,196,940
Washington, MO, Certificates of Participation, 5.00%, 3/1/28	940	1,155,570

		$2,352,510

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.4%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.02%, 12/1/37(1)	$1,200	$1,200,000

		$1,200,000

Senior Living/Life Care — 4.2%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
4.00%, 8/1/31	$305	$368,474
5.00%, 8/1/40	500	545,105
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/31	200	228,062
5.00%, 2/1/35	1,000	1,132,090
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	572,270
5.00%, 9/1/38	250	281,072
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	548,665

		$3,675,738

Special Tax Revenue — 0.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$123,975
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	25,009

		$148,984

Transportation — 2.6%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 4.00%, 3/1/45	$2,000	$2,302,860

		$2,302,860

Water and Sewer — 4.7%
Kansas City, MO, Water Revenue:
4.00%, 12/1/40	$500	$611,575
4.00%, 12/1/41	550	671,126
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/27	1,000	1,019,700
5.00%, 5/1/36	250	302,535
5.00%, 5/1/46	700	894,467
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/35	475	576,750

		$4,076,153

Total Tax-Exempt Municipal Obligations — 96.5% (identified cost $78,041,433)		$84,061,080

Other Assets, Less Liabilities — 3.5%		$3,005,949

Net Assets — 100.0%		$87,067,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2021, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $123,975 or 0.1% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$84,061,080	$—	$84,061,080
Total Investments	$—	$84,061,080	$—	$84,061,080

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.